LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MAY 1, 2018 TO

THE PROSPECTUSES OF THE FUNDS

LISTED IN SCHEDULE A

Certain financial intermediaries make available sales charge waivers and discounts that would not otherwise be available if you purchase shares directly from the fund or through another financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load waivers, such as those discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular financial intermediary, shareholders will have to purchase fund shares directly from the fund or through another financial intermediary to receive these waivers or discounts.

The following disclosure is added to each fund’s Prospectus in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents”:

AMERIPRISE FINANCIAL

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:

The following information applies to Class A shares purchases if you have an account with or otherwise purchase fund shares through Ameriprise Financial:

Effective June 1, 2018, shareholders purchasing fund shares through an Ameriprise Financial platform or account are eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI:

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).

•	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this Prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this Prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

MORGAN STANLEY WEALTH MANAGEMENT

Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management:

Effective July 1, 2018, shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this fund’s Prospectus or SAI.

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

•	Shares purchased through a Morgan Stanley self-directed brokerage account.

•	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
BrandywineGLOBAL — Alternative Credit Fund	March 1, 2018
BrandywineGLOBAL — Diversified US Large Cap Value Fund	February 1, 2018
BrandywineGLOBAL — Dynamic US Large Cap Value Fund	February 1, 2018
BrandywineGLOBAL — Global High Yield Fund	February 1, 2018
BrandywineGLOBAL — Global Unconstrained Bond Fund	March 1, 2018
ClearBridge International Growth Fund	March 1, 2018
ClearBridge Small Cap Fund	March 1, 2018
ClearBridge Value Trust	March 1, 2018
Martin Currie Emerging Markets Fund	February 1, 2018
Martin Currie International Unconstrained Equity Fund	September 30, 2017
QS Global Market Neutral Fund	February 1, 2018
QS International Equity Fund	February 1, 2018
QS Strategic Real Return Fund	February 1, 2018
RARE Global Infrastructure Value Fund	February 1, 2018

Fund	Date of Prospectus

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Aggressive Growth Fund	December 27, 2017
ClearBridge All Cap Value Fund	February 1, 2018
ClearBridge Appreciation Fund	March 1, 2018
ClearBridge Energy MLP & Infrastructure Fund	March 1, 2018
ClearBridge Global Health Care Innovations Fund	March 31, 2018
ClearBridge International Small Cap Fund	February 1, 2018
ClearBridge International Value Fund	March 1, 2018
ClearBridge Large Cap Growth Fund	March 31, 2018
ClearBridge Large Cap Value Fund	March 1, 2018
ClearBridge Mid Cap Fund	March 1, 2018
ClearBridge Mid Cap Growth Fund	March 1, 2018
ClearBridge Select Fund	March 1, 2018
ClearBridge Small Cap Growth Fund	March 1, 2018
ClearBridge Small Cap Value Fund	February 1, 2018
ClearBridge Sustainability Leaders Fund	March 1, 2018
ClearBridge Tactical Dividend Income Fund	March 1, 2018
QS Conservative Growth Fund	June 1, 2017
QS Defensive Growth Fund	June 1, 2017
QS Global Dividend Fund	February 1, 2018
QS Global Equity Fund	March 1, 2018
QS Growth Fund	June 1, 2017
QS International Dividend Fund	February 1, 2018
QS Moderate Growth Fund	June 1, 2017
QS U.S. Large Cap Equity Fund	March 31, 2018

LEGG MASON PARTNERS INCOME TRUST
Western Asset Adjustable Rate Income Fund	September 30, 2017
Western Asset California Municipals Fund	June 30, 2017
Western Asset Emerging Markets Debt Fund	June 30, 2017
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2018
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2018
Western Asset Intermediate-Term Municipals Fund	August 1, 2017
Western Asset Managed Municipals Fund	June 30, 2017
Western Asset Massachusetts Municipals Fund	March 31, 2018
Western Asset Municipal High Income Fund	November 28, 2017
Western Asset New Jersey Municipals Fund	August 1, 2017
Western Asset New York Municipals Fund	August 1, 2017
Western Asset Oregon Municipals Fund	September 1, 2017
Western Asset Pennsylvania Municipals Fund	August 1, 2017
Western Asset Short Duration High Income Fund	November 28, 2017
Western Asset Short Duration Municipal Income Fund	June 30, 2017
Western Asset Short Term Yield Fund	November 28, 2017

WESTERN ASSET FUNDS, INC.
Western Asset High Yield Fund	September 30, 2017
Western Asset Intermediate Bond Fund	September 30, 2017
Western Asset Macro Opportunities Fund	March 1, 2018
Western Asset Total Return Unconstrained Fund	September 30, 2017

Please retain this supplement for future reference.

LMFX445775

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